Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 29, 2012
Allianz AGIC International Managed Volatility Fund (Second Summary Prospectus) | Allianz AGIC International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a “Fund” and, collectively, the “Funds”)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC International Managed Volatility Fund

Within the Fund Summary relating to the Allianz AGIC International Managed Volatility Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Allianz AGIC International Managed Volatility Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.21%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,674
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	427
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	752
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,674
Allianz AGIC International Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,865
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	643
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,865
Allianz AGIC International Managed Volatility Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNICX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.71%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,013
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	581
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,013
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,216

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and where applicable, advisory fees have been restated to reflect current fee rates.
[3]	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.20%.